UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
                 Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher M. Kostiz
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

 /S/ CHRISTOPHER M. KOSTIZ                  Southfield, MI           04/27/09
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name

               28-115                       T. Rowe Price
     ----------------------------         ------------------


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:            1
                                          -----------------
Form 13F Information Table Value Total:   $       10
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



SUMMARY TABLE
30-Sep-08


                                                                                                       VOTING
                             TITLE                 VALUE IN   SHARES/          PUT/    INVESTMT        SOLE
     NAME OF ISSUER          OF CLASS  CUSIP       $1,000'S   PRN/AMT  SH/PRN  CALL    DSCRETN   MGR   AUTHORITY
GE   GENERAL ELECTRIC COM    COM       369604103   10         960                      SOLE            960

                                                   --------
                                                   10

* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR
FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND THE
EQUITY GROWTH FUND.  THEY HAVE FILED THESE SECURITIES ON OUR
BEHALF ON THEIR 13F REPORT.